Nature of Operations and Basis of Preparation - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 Vessel
Nature Of Operations And Basis Of Preparation [Line Items]
Number of vessels	18
Minimum [Member]
Nature Of Operations And Basis Of Preparation [Line Items]
Remaining charter terms	8 months 12 days
Maximum [Member]
Nature Of Operations And Basis Of Preparation [Line Items]
Remaining charter terms	8 years
OOCL [Member]
Nature Of Operations And Basis Of Preparation [Line Items]
Number of vessels	2
CMA CGM [Member]
Nature Of Operations And Basis Of Preparation [Line Items]
Number of vessels	16
CMA CGM [Member] | Minimum [Member]
Nature Of Operations And Basis Of Preparation [Line Items]
Remaining charter terms	8 months 12 days
CMA CGM [Member] | Maximum [Member]
Nature Of Operations And Basis Of Preparation [Line Items]
Remaining charter terms	8 years